UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2011

Item 1. Reports to Stockholders

Fidelity®
Tax-Free Bond
Fund

Semiannual Report

July 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Actual	.25%	$ 1,000.00	$ 1,060.20	$ 1.28
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.55	$ 1.25

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
California	16.0	16.6
Illinois	12.6	11.7
New York	10.9	11.0
Texas	9.8	11.0
Florida	8.1	7.6
Top Five Sectors as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.7	35.3
Health Care	18.9	19.9
Water & Sewer	10.5	9.3
Transportation	8.2	7.3
Special Tax	7.3	7.8
Weighted Average Maturity as of July 31, 2011
		6 months ago
Years	7.8	10.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2011
6 months ago
Years	8.3	8.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of July 31, 2011	As of January 31, 2011
AAA 8.3%	AAA 8.9%
AA,A 78.9%	AA,A 80.5%
BBB 5.5%	BBB 6.0%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.2%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 6.0%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.8%
	Principal Amount	Value
Alabama - 0.6%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 7,500,000	$ 7,668,150
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	868,376
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,071,080
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13	1,000,000	1,034,110
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,085,100
		11,726,816
Arizona - 3.3%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,117,050
5.25% 10/1/20 (FSA Insured)	2,600,000	2,871,882
5.25% 10/1/23 (FSA Insured)	5,000,000	5,320,200
5.25% 10/1/26 (FSA Insured)	1,000,000	1,039,610
5.25% 10/1/28 (FSA Insured)	500,000	515,350
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,063,690
Series 2007 B, 0.974% 1/1/37 (d)	1,000,000	700,220
Series 2008 A, 5% 1/1/14	1,220,000	1,318,613
Series 2008 D, 5.5% 1/1/38	3,400,000	3,473,406
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,378,200
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22	1,000,000	1,031,730
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	2,900,000	2,943,732
7% 7/1/33	2,000,000	2,098,940
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,106,670
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,138,440
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,658,852
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) Series 2005, 5% 4/1/12 (Escrowed to Maturity) (e)	1,000,000	1,031,690
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	$ 1,000,000	$ 1,108,500
5% 7/1/17	1,755,000	1,932,799
5% 7/1/18	1,695,000	1,832,465
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	2,800,000	2,805,740
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,095,149
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	5,000,000	4,425,450
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,391,440
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,351,300
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/24	1,000,000	1,088,440
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,470,800
5.5% 12/1/29	2,100,000	2,068,857
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	685,000	669,040
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,042,040
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (FGIC Insured)	1,000,000	1,081,350
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,327,816
		63,499,461
Arkansas - 0.1%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity) (e)	1,415,000	1,409,750
California - 16.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,000,000	2,077,320
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	2,155,000	1,292,612
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/16 (c)	5,800,000	6,853,222
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI: - continued
5% 12/1/19 (c)	$ 4,000,000	$ 4,595,360
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/14	525,000	592,253
Series 2009 A:
5% 7/1/15	2,240,000	2,501,229
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (e)	1,560,000	1,762,129
5.25% 7/1/13 (Escrowed to Maturity) (e)	680,000	744,097
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	720,000	784,238
5.25% 7/1/14	925,000	1,043,493
Series A, 5% 7/1/18	2,400,000	2,815,176
California Edl. Facilities Auth. Rev. (Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	4,722,154
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,039
5% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	81,196
5% 9/1/12	1,000,000	1,048,080
5% 10/1/12	4,400,000	4,627,348
5% 8/1/20	2,745,000	2,973,439
5% 11/1/21	2,430,000	2,543,797
5% 10/1/22	1,500,000	1,642,845
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,176,483
5% 12/1/22	7,810,000	8,359,512
5% 11/1/24	3,000,000	3,152,310
5% 3/1/26	1,000,000	1,033,390
5% 6/1/26	1,085,000	1,121,543
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	502,925
5% 3/1/31	1,700,000	1,713,753
5% 9/1/31	1,200,000	1,210,656
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	604,836
5% 9/1/32	1,400,000	1,409,296
5% 9/1/33	2,900,000	2,908,903
5% 9/1/35	450,000	443,781
5.125% 11/1/24	400,000	416,176
5.25% 2/1/16	500,000	536,910
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	407,592
5.25% 2/1/28	500,000	512,060
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/33	$ 1,200,000	$ 1,206,324
5.25% 12/1/33	35,000	35,336
5.25% 11/1/40	1,100,000	1,110,340
5.5% 8/1/27	3,200,000	3,463,968
5.5% 8/1/29	4,300,000	4,603,494
5.5% 4/1/30	5,000	5,111
5.5% 11/1/33	2,200,000	2,228,490
5.5% 3/1/40	600,000	624,090
5.6% 3/1/36	300,000	313,695
6% 3/1/33	5,850,000	6,455,358
6% 4/1/38	3,100,000	3,346,202
6% 11/1/39	11,280,000	12,143,935
6.5% 4/1/33	5,050,000	5,722,458
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/13	1,165,000	1,225,895
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	1,815,000	1,934,173
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	970,130
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (e)	45,000	59,256
6.5% 10/1/38	2,155,000	2,365,048
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	1,500,000	1,468,275
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	5,717,952
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (d)	1,800,000	1,951,416
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,203,612
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,621,840
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,024,880
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	2,768,911
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	2,000,000	2,269,880
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	$ 1,000,000	$ 1,030,950
Series 2005 H, 5% 6/1/18	1,000,000	1,060,250
Series 2005 K, 5% 11/1/16	1,300,000	1,433,367
Series 2009 G1, 5.75% 10/1/30	835,000	857,896
Series 2009 I:
6.125% 11/1/29	500,000	534,095
6.375% 11/1/34	1,400,000	1,488,760
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,640,356
5.75% 11/1/27	5,600,000	6,034,056
6% 11/1/40	5,400,000	5,735,610
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,134,323
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	18,600,000	20,033,488
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	874,046
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,030,024
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,953,841
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	162,718
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	200,458
5.75% 1/15/40	300,000	265,698
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	1,000,000	1,114,540
Series 2005 A:
5% 6/1/45	3,800,000	3,356,312
5% 6/1/45	1,000,000	882,820
Series 2007 A1, 5% 6/1/33	400,000	285,016
5% 6/1/45 (FSA Insured)	65,000	57,192
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,377,946
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,596,117
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	$ 10,000,000	$ 11,082,800
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	600,000	629,256
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	500,030
Los Angeles Unified School District Series 2002 B, 5% 7/1/22	1,200,000	1,293,996
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,182,190
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	10,748,100
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	944,590
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,481,325
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,141,932
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,455,000	864,285
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,064,890
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,653,495
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,422,718
5% 5/1/24	1,510,000	1,622,102
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	1,000,000	1,063,500
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,192,452
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,018,390
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,375,570
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	336,648
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	4,485,000	4,137,233
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	$ 700,000	$ 770,609
6.5% 8/1/27	1,315,000	1,510,396
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	993,850
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,078,750
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	1,940,109
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,420,960
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	1,847,084
San Marcos Calif Unified School District Series A, 5% 8/1/38	1,700,000	1,667,887
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,037,103
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	10,015,000
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	664,860
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	750,822
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	700,000	722,736
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	8,553,648
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,128,600
Series 2009 O:
5.25% 5/15/39	1,000,000	1,023,000
5.75% 5/15/30	5,700,000	6,277,011
5.75% 5/15/34	3,060,000	3,287,817
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,700,000	1,777,180
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	579,442
Series 2009 A:
5.125% 7/1/17	200,000	215,662
5.25% 7/1/18	175,000	187,108
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Washington Township Health Care District Rev.: - continued
Series 2009 A:
5.5% 7/1/19	$ 390,000	$ 422,448
6% 7/1/29	1,000,000	1,043,390
Series 2010 A, 5.25% 7/1/30	1,900,000	1,857,592
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,248,828
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	537,120
		304,519,615
Colorado - 1.2%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100) (e)	1,300,000	1,439,607
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,024,730
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity) (e)	2,000,000	1,530,760
0% 7/15/22 (Escrowed to Maturity) (e)	4,500,000	3,090,870
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,057,380
(PorterCare Adventist Health Sys. Proj.) Series 2001, 6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	2,000,000	2,055,360
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,525,662
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/13	710,000	708,310
5.3% 7/1/37	160,000	123,600
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,719,414
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,010,130
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,306,682
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.: - continued
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,400,000	$ 817,138
Series 2010 A, 0% 9/1/41	3,400,000	385,560
Series 2010 C, 5.375% 9/1/26	1,000,000	951,830
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,396,238
		22,143,271
District Of Columbia - 1.1%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,643,375
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	989,900
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,200,800
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,616,625
Series B, 4.75% 6/1/32	800,000	758,376
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	4,901,348
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	1,700,900
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	970,316
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	1,571,700
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	1,100,000	1,109,581
		20,462,921
Florida - 7.9%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,016,830
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,568,400
Series 2007 A, 5% 7/1/16 (FGIC Insured)	1,000,000	1,113,860
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	12,730,969
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,453,200
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.: - continued
Series 2011 A1, 5% 6/1/20	$ 1,000,000	$ 1,027,960
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,000,000	8,156,000
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	514,480
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 E, 5% 6/1/35	3,825,000	3,944,684
Series A, 5.5% 6/1/38	700,000	745,710
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	100,000	101,482
Series 2008 A, 5.375% 7/1/26	5,675,000	6,217,871
Series 2008 A, 5.25% 7/1/37	1,000,000	1,037,470
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	1,000,000	1,102,560
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	3,005,000	2,679,679
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,100,000	1,103,014
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16	495,000	554,355
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (e)	305,000	355,047
Series 2005 B:
5% 11/15/30	970,000	975,500
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (e)	130,000	151,332
Series 2005 C, 5% 11/15/31	1,305,000	1,307,388
Series 2006 G:
5% 11/15/16	95,000	108,911
5% 11/15/16 (Escrowed to Maturity) (e)	5,000	5,916
5.125% 11/15/18	965,000	1,070,928
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (e)	35,000	41,636
Series 2008 B, 6% 11/15/37	5,000,000	5,204,550
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	1,630,000	1,780,123
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev.: - continued
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	$ 3,365,000	$ 2,993,168
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (e)	1,500,000	2,082,765
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (e)	755,000	935,407
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,026,150
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,700,000	1,711,186
Series 2009 B:
5% 10/1/18	1,600,000	1,707,856
5% 10/1/19	6,005,000	6,369,864
Series Three 2010 D, 5% 10/1/38	2,800,000	2,831,220
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	1,500,000	1,514,925
Series 2010 A1:
5.375% 10/1/35	3,390,000	3,400,679
5.5% 10/1/30	1,000,000	1,038,550
Series 2010 B, 5% 10/1/35 (FSA Insured)	4,600,000	4,517,384
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,457,232
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	3,300,000	3,192,123
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000,000	1,051,820
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,608,690
Series 2011 B, 5.625% 5/1/31	2,195,000	2,256,965
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	6,897,060
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	3,200,000	3,186,624
5.75% 10/1/43	1,000,000	991,220
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,582,325
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,200,000	$ 2,254,142
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39	1,000,000	1,044,790
Series 2009 B, 5% 10/1/33	6,200,000	6,427,106
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.5% 10/1/22 (Berkshire Hathaway Assurance Corp. Insured)	7,000,000	7,922,320
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,659,992
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	2,300,000	2,531,748
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,455,126
5% 7/1/17	4,385,000	4,889,363
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	220,162
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,364,550
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19 (c)	2,725,000	3,176,887
		151,369,254
Georgia - 1.8%
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,141,900
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 6.25% 11/1/39	12,700,000	13,557,377
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,078,497
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	4,120,000	2,971,303
Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	3,000,000	2,163,570
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	4,998,245
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,614,080
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	$ 1,995,000	$ 1,438,774
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,013,690
		33,977,436
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,044,837
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	5,500,000	6,047,910
		8,092,747
Illinois - 12.6%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (FGIC Insured)	1,065,000	711,697
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	3,529,999
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	7,024,839
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	130,040
Series 2004 A:
5% 1/1/34 (FSA Insured)	1,830,000	1,777,095
5.25% 1/1/29 (FSA Insured)	210,000	211,216
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	990,000	1,101,038
Series 2007 A, 5% 1/1/37	10,000,000	9,463,200
Series A, 5.5% 1/1/17	1,480,000	1,657,215
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,023,880
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,330,356
Series 2011 C, 6.5% 1/1/41	6,500,000	7,142,525
Chicago Park District Gen. Oblig. Series 2010 C:
5.25% 1/1/37	2,100,000	2,143,680
5.25% 1/1/40	1,300,000	1,322,152
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	1,000,000	1,023,390
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.): - continued
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	$ 1,200,000	$ 1,243,044
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,029,380
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,335,788
5.25% 11/1/38	9,150,000	9,176,535
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	500,000	503,420
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	306,315
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,089,200
Series 2010 A, 5.25% 11/15/33	11,600,000	11,960,180
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,625,569
DuPage County Cmnty. High School District #108, Lake Park Series 2002, 5.6% 1/1/20 (FSA Insured)	3,175,000	3,335,465
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	1,400,000	1,471,148
Series A:
5.5% 5/1/15 (Escrowed to Maturity) (e)	480,000	563,832
5.5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	520,000	590,361
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	5,600,000	3,621,912
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,085,190
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,350,704
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,185,294
(Alexian Brothers Health Sys. Proj.):
Series 2008:
5% 1/1/20 (FSA Insured)	2,600,000	2,797,132
5.5% 2/15/38	2,000,000	1,903,620
Series 2010, 5.25% 2/15/30	6,700,000	6,387,043
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,509,811
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	$ 2,100,000	$ 2,127,006
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	1,926,714
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,100,000	2,009,847
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,060,164
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,745,904
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	3,914,674
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	5,000,000	4,944,250
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	5,160,000	5,760,108
Series 2010 A, 6% 5/1/28	5,100,000	5,133,915
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	2,300,000	2,421,164
Series 2009 D, 6.625% 11/1/39	2,300,000	2,431,445
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,568,110
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	2,200,000	2,039,752
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,678,172
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,231,062
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,800,000	1,881,126
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,134,550
Series 2004 A, 5% 3/1/34	5,700,000	5,397,216
Series 2006:
5% 1/1/19	1,500,000	1,638,555
5.5% 1/1/31	1,000,000	1,015,500
Series 2010, 5% 1/1/23 (FSA Insured)	2,100,000	2,162,391
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,224,550
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	966,770
5.25% 5/15/32 (FSA Insured)	590,000	570,394
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	$ 2,700,000	$ 2,802,978
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	1,000,000	947,160
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5.25% 2/1/20	3,360,000	3,608,170
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	3,045,090
Series 2010, 5% 6/15/15	4,300,000	4,880,586
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	799,051
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	1,565,931
0% 11/1/20 (FSA Insured)	3,850,000	2,496,764
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (FGIC Insured)	5,025,000	2,905,154
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	781,230
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,069,938
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (e)	260,000	240,609
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	699,686
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,210,700
Lake County Forest Preservation District Series 2007 A, 0.516% 12/15/13 (d)	880,000	865,515
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,067,970
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,093,310
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,359,184
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,410,962
Series 2010 B1, 0% 6/15/44	6,700,000	823,765
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.):
Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,155,000	$ 2,630,040
Series 2010 B1:
0% 6/15/43 (FSA Insured)	8,100,000	1,064,745
0% 6/15/47 (FSA Insured)	3,800,000	384,522
0% 6/15/15 (Escrowed to Maturity) (e)	1,885,000	1,808,808
0% 6/15/15 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,365,000	2,966,113
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,074,388
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	1,935,416
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,332,761
Series 2009 A, 5.75% 4/1/38	4,870,000	5,030,905
Series 2010 A:
5% 4/1/25	1,700,000	1,764,022
5.25% 4/1/30	1,020,000	1,051,416
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity) (e)	595,000	578,661
0% 11/1/14 (FSA Insured)	505,000	462,913
0% 11/1/16 (Escrowed to Maturity) (e)	420,000	390,571
0% 11/1/16 (FSA Insured)	1,280,000	1,067,482
0% 11/1/18 (Escrowed to Maturity) (e)	945,000	808,211
0% 11/1/18 (FSA Insured)	4,085,000	3,037,483
0% 11/1/19 (Escrowed to Maturity) (e)	1,290,000	1,046,796
0% 11/1/19 (FSA Insured)	8,310,000	5,652,130
Winnebago County School District No. 122 Harlem-Loves Park Rev.:
0% 1/1/15 (FSA Insured)	2,675,000	2,423,951
0% 1/1/15 (FSA Insured) (Escrowed to Maturity) (e)	1,605,000	1,550,783
		239,382,474
Indiana - 2.4%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,317,808
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,070,490
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,634,190
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	$ 3,540,000	$ 3,850,777
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,074,580
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,100,000	3,646,127
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,705,491
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,566,832
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	5,000,000	5,547,050
Indiana Health Facility Fing. Auth. Rev. Bonds 1.5%, tender 8/1/14 (c)(d)	1,600,000	1,600,464
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	846,020
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,057,290
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,145,941
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,428,346
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,111,910
Muncie School Bldg. Corp. Series 2005, 5.25% 1/10/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,737,238
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	3,000,000	3,063,210
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/27	1,220,000	1,320,918
5% 7/1/35	1,000,000	1,034,950
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	749,882
		46,509,514
Kansas - 0.2%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	723,808
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	$ 520,000	$ 568,506
5.25% 7/1/15	200,000	223,532
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,014,510
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	400,000	421,160
5% 11/15/17	1,000,000	1,122,850
		4,074,366
Kentucky - 1.0%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,247,817
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,399,630
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,605,000	1,572,756
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	5,000,000	5,232,550
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	5,665,000	5,678,483
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	520,085
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,030,820
		18,682,141
Louisiana - 0.5%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	595,717
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,500,000	1,537,920
5.5% 6/1/41 (FGIC Insured)	4,770,000	4,857,577
New Orleans Gen. Oblig. Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,025,570
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	620,000	620,322
		8,637,106
Municipal Bonds - continued
	Principal Amount	Value
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	$ 1,800,000	$ 1,903,824
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,029,830
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	1,065,000	1,132,116
5.25% 7/1/37 (AMBAC Insured)	1,500,000	1,542,870
		5,608,640
Maryland - 0.6%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	960,980
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	680,000	584,147
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/17	1,600,000	1,785,888
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	790,000	849,005
6% 1/1/38	4,200,000	4,353,216
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	1,084,622
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	1,400,000	1,579,536
		11,197,394
Massachusetts - 1.3%
Massachusetts Dev. Fin. Agcy. Rev. Series I, 6.75% 1/1/36	1,000,000	1,053,270
Massachusetts Gen. Oblig.:
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	1,100,000	1,212,167
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (e)	1,100,000	1,253,747
Series 2007 A, 0.753% 5/1/37 (d)	2,000,000	1,587,220
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	926,160
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	3,000,000	3,242,910
5% 8/15/24	5,000,000	5,367,350
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2005 A:
5% 8/15/30	$ 2,500,000	$ 2,613,075
Series 2007 A:
4.5% 8/15/35	1,600,000	1,560,928
5% 8/15/22 (AMBAC Insured)	2,890,000	3,249,198
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,040,000	2,184,575
		24,250,600
Michigan - 3.6%
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	1,400,000	1,448,454
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,600,000	1,664,576
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,200,000	1,387,176
Series 2006, 5% 7/1/36	2,300,000	2,078,602
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	1,961,463
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,078,210
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,689,225
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,630,380
7% 7/1/36 (FSA Insured)	1,400,000	1,594,754
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,510,824
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,472,450
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,205,798
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,200,000	1,361,652
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	1,000,000	1,048,220
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	807,232
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,497,505
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev.:
Series IA 5.375% 10/15/41	$ 1,000,000	$ 1,008,910
Series IA, 5.5% 10/15/45	2,000,000	2,013,800
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	3,973,544
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	2,036,860
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,528,486
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	3,811,780
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,028,580
Series 2009, 5% 10/1/26	4,165,000	4,537,101
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (d)	4,250,000	4,652,135
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	1,000,000	781,210
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	1,700,000	1,913,282
5% 5/1/23 (FSA Insured)	5,275,000	5,587,016
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	1,037,169
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,575,000	1,661,688
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,349,424
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	4,945,683
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,061,180
		69,364,369
Minnesota - 1.9%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,830,393
Elk River Independent School District #728 Series 2002 A:
5.25% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (e)	3,450,000	3,654,758
5.25% 2/1/20 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (e)	2,850,000	3,019,148
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Maple Grove Health Care Sys. Rev. Series 2007, 5.25% 5/1/28	$ 1,000,000	$ 993,310
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,453,094
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,081,660
Minnesota Gen. Oblig. 5% 8/1/22	2,000,000	2,234,240
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,400,415
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	955,890
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	690,781
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	2,127,431
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,225,000	1,383,356
Series 2009, 5.75% 7/1/39	6,690,000	6,782,924
		36,607,400
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/11	1,050,000	1,050,000
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,626,210
		2,676,210
Missouri - 0.2%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,086,280
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/21	125,000	130,353
5.125% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (e)	875,000	934,404
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	946,195
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	765,000
		3,862,232
Municipal Bonds - continued
	Principal Amount	Value
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	$ 2,900,000	$ 2,935,583
Montana Facility Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 A, 4.75% 1/1/40	3,000,000	2,904,420
		5,840,003
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.67% 12/1/17 (d)	1,000,000	831,380
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	2,048,571
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,016,780
		4,896,731
Nevada - 0.7%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,512,700
5.625% 7/1/32	10,730,000	11,485,714
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	527,815
		13,526,229
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	2,848,177
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	330,000	333,851
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Obligated Group Proj.) Series 2002, 5.5% 8/1/27 (FSA Insured)	1,000,000	1,024,910
New Hampshire Tpk. Sys. Rev. 5% 10/1/19 (c)	2,890,000	3,229,257
		7,436,195
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	600,000	700,842
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/13	4,650,000	4,939,509
5% 6/15/14	5,000,000	5,442,050
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Ctfs. of Prtn. Series 2009 A: - continued
5.125% 6/15/24	$ 1,500,000	$ 1,568,535
5.25% 6/15/28	1,000,000	1,037,760
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	600,000	619,044
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,071,900
5.25% 3/1/23	1,000,000	1,060,070
5.25% 3/1/25	800,000	841,720
5.25% 3/1/26	600,000	626,988
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,500,000	2,721,325
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (e)	1,430,000	1,559,100
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,439,698
Series 2003 C, 5.5% 6/15/22 (Pre-Refunded to 6/15/13 @ 100) (e)	1,500,000	1,642,125
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	440,676
		25,711,342
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,358,440
New York - 10.9%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (e)	600,000	656,850
5.75% 5/1/21 (Pre-Refunded to 5/1/12 @ 100) (e)	500,000	520,825
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,400,000	1,537,508
5.75% 5/1/24 (FSA Insured)	2,225,000	2,348,799
5.75% 5/1/26 (FSA Insured)	525,000	553,371
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,045,240
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	700,000	794,052
Series 2005 G, 5% 8/1/15	2,800,000	3,220,868
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 A1, 5.25% 8/15/27	$ 2,200,000	$ 2,367,112
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,111,860
Series 2009 I-1, 5.625% 4/1/29	1,000,000	1,093,830
Series F-1, 5% 9/1/25	3,000,000	3,167,220
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	993,550
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	982,810
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	200,000	201,650
Series 2003 E, 5% 6/15/34	1,200,000	1,218,300
Series 2007 DD, 4.75% 6/15/36	1,065,000	1,065,479
Series 2009 A, 5.75% 6/15/40	5,400,000	5,911,326
Series 2009 CC, 5% 6/15/34	3,585,000	3,681,150
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,451,140
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,098,416
Series 2011 EE, 5.375% 6/15/43	15,865,000	16,778,824
Series GG, 5% 6/15/43	2,300,000	2,352,026
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	6,983,690
6% 7/15/38	13,000,000	13,999,700
Series 2009 S3, 5.25% 1/15/39	7,000,000	7,151,200
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,248,252
5.75% 1/15/39	2,500,000	2,647,225
Series 2011 S2 A, 5% 7/15/40	5,800,000	5,867,860
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	17,245,000	17,453,492
6% 11/1/28 (b)	3,125,000	3,166,594
Series 2004 B:
5% 8/1/32	4,195,000	4,253,730
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100) (e)	5,000	5,456
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,015,210
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D, 5% 3/15/20	3,500,000	3,873,380
Series 2007 A, 5% 3/15/32	3,900,000	4,052,529
Series 2008 B, 5.75% 3/15/36	5,500,000	6,013,040
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series 2009 A, 5% 2/15/34	$ 1,750,000	$ 1,817,813
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	560,000	595,213
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	2,200,000	2,467,784
Series 2007 A, 5% 7/1/14	1,000,000	1,092,430
Series 2007 B, 5.25% 7/1/24	400,000	420,912
Bonds (State Univ. Edl. Facilities Proj.) Series 2002 B, 5.25%, tender 5/15/12 (FGIC Insured) (d)	3,900,000	4,047,147
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,073,780
5.25% 11/15/19 (FGIC Insured)	3,000,000	3,458,400
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,095,314
Series 2008 A, 5.25% 11/15/36	4,600,000	4,651,106
Series 2008 C, 6.5% 11/15/28	3,600,000	4,165,992
Series 2011 A, 5% 11/15/41	3,000,000	2,972,040
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,049,400
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,061,540
Series 2007 H:
5% 1/1/25	4,000,000	4,219,480
5% 1/1/26	2,500,000	2,631,400
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,183,080
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,900,000	2,093,306
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	775,000	806,853
Tobacco Settlement Fing. Corp.:
Series 2003 A1, 5.25% 6/1/22 (AMBAC Insured)	2,400,000	2,548,608
Series 2003B 1C:
5.5% 6/1/18	8,030,000	8,312,736
5.5% 6/1/19	1,100,000	1,182,324
5.5% 6/1/20 (FGIC Insured)	1,000,000	1,071,830
5.5% 6/1/21	4,060,000	4,337,907
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/22	$ 1,100,000	$ 1,173,029
Series 2011:
5% 6/1/17	4,000,000	4,602,240
5% 6/1/17	3,600,000	4,142,016
		207,157,244
North Carolina - 1.2%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,932,732
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	1,000,000	1,115,570
5% 7/1/22	1,965,000	2,158,906
5% 7/1/23	2,075,000	2,251,873
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,182,150
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,277,976
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	185,000	185,179
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	3,200,000	3,320,192
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,083,590
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	2,793,761
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,028,630
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,012,172
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,598,460
		22,941,191
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,473,765
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,771,798
Municipal Bonds - continued
	Principal Amount	Value
North Dakota - continued
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	$ 3,700,000	$ 3,650,531
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,069,303
		7,965,397
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,509,200
Series A-2:
5.875% 6/1/47	800,000	590,056
6.5% 6/1/47	1,100,000	887,755
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,249,336
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,185,912
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,387,300
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,107,423
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	4,000,000	4,499,680
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	35,000	36,188
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,317,549
		16,770,399
Oklahoma - 0.8%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,082,810
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,250,100
5.5% 8/15/22	2,400,000	2,628,000
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Series 2010 B, 5% 10/1/35	6,845,000	7,246,802
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,367,036
		14,574,748
Municipal Bonds - continued
	Principal Amount	Value
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 B, 5%, tender 7/15/12 (d)	$ 8,000,000	$ 8,230,000
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,800,000	1,824,354
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,071,171
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	501,340
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,209,930
		13,836,795
Pennsylvania - 1.3%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,662,416
Series B, 5% 6/15/15	2,000,000	2,253,140
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,113,750
5% 8/15/20	3,000,000	3,330,450
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	1,200,000	1,300,176
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,018,190
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	583,600
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	476,400
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (e)	700,000	834,337
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	517,920
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	147,240
Ninth Series, 5.25% 8/1/40	3,800,000	3,727,876
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	1,991,325
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,530,275
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,088,930
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	$ 300,000	$ 310,077
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,676,900
		25,563,002
Puerto Rico - 0.4%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,500,000	1,557,630
Puerto Rico Muni. Fin. Agcy. Series 2005 A, 5% 8/1/11	1,000,000	1,000,000
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	800,000	860,408
5.75%, tender 7/1/17 (d)	1,500,000	1,632,795
Series N, 5.5% 7/1/22	1,300,000	1,338,207
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	2,400,000	346,248
		6,735,288
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,082,530
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,481,346
		2,563,876
South Carolina - 1.0%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (e)	1,790,000	1,880,001
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,751,668
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,066,300
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,109,070
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,129,810
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,054,107
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	535,000	521,919
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	$ 1,765,000	$ 1,801,500
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	2,768,121
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,129,841
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,600,000	1,682,560
		18,894,897
Tennessee - 0.7%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	1,000,000	1,046,030
5% 12/15/15	2,525,000	2,697,079
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (Escrowed to Maturity) (e)	2,125,000	2,206,834
6.25% 7/1/13 (Escrowed to Maturity) (e)	2,255,000	2,437,768
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,547,535
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	2,000,000	2,052,500
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,770,822
		13,758,568
Texas - 9.8%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,058,320
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,738,095
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,133,000
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,041,830
5.25% 2/15/42	3,255,000	3,378,202
Beaumont Independent School District Series 2009, 5% 2/15/24 (Assured Guaranty Corp. Insured)	1,025,000	1,111,377
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,857,945
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,416,876
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.: - continued
5.375% 5/1/19 (FSA Insured)	$ 215,000	$ 220,913
Boerne Independent School District Series 2004, 5.25% 2/1/35	25,000	25,329
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,074,180
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,785,764
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	2,082,372
Cotulla Independent School District Series 2007, 5.25% 2/15/37	4,170,000	4,331,963
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	522,515
Cypress-Fairbanks Independent School District Series A, 0% 2/15/14	500,000	488,755
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	5,615,000	5,839,488
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,585,500
Series A, 5% 11/1/42	5,200,000	5,142,800
Dallas Independent School District Series 2008, 6.375% 2/15/34	500,000	579,815
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,146,940
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100) (e)	1,000,000	1,062,920
East Central Independent School District Series 2002, 5.625% 8/15/17 (Pre-Refunded to 8/15/12 @ 100) (e)(f)	1,035,000	1,093,488
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,041,910
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,786,045
Granbury Independent School District 0% 8/1/19	1,000,000	789,400
Harris County Gen. Oblig. (Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,968,760
Series 2008 B, 5.25% 8/15/47	11,600,000	11,887,448
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,328,172
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	$ 1,460,000	$ 1,533,292
5% 7/1/26	3,000,000	3,128,520
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2010 A, 5% 5/15/35	2,005,000	2,099,175
Houston Independent School District Series 2005 A, 0% 2/15/16	2,800,000	2,583,868
Humble Independent School District Series 2009, 5% 2/15/34	1,400,000	1,460,648
Judson Independent School District Series 2005 B, 5% 2/1/23 (FSA Insured)	1,245,000	1,309,628
Keller Independent School District (School Bldg. Proj.) Series 2009, 5.25% 2/15/24	2,385,000	2,684,461
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	634,752
Lewisville Independent School District 0% 8/15/18	1,025,000	854,707
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,044,260
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,500,000	1,547,595
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5% 5/15/33	600,000	602,190
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	4,500,000	4,755,870
6% 2/15/49 (Assured Guaranty Corp. Insured)	5,000,000	5,313,800
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,419,088
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,339,923
Mansfield Independent School District 5.5% 2/15/17	15,000	15,401
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,249,595
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,124,172
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,389,754
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,233,420
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,090,990
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008: - continued
5% 6/1/25	$ 2,100,000	$ 2,275,140
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	1,000,000	1,028,840
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,005,090
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,137,060
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	5,000,000	5,658,950
Series 2008 A:
6% 1/1/24	1,000,000	1,096,680
6% 1/1/25	6,000,000	6,541,440
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,428,459
Series 2009 A, 6.25% 1/1/39	3,000,000	3,133,410
Series 2011 A, 6% 9/1/41	1,600,000	1,768,080
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (FGIC Insured)	2,010,000	2,043,527
Port Houston Auth. Harris County Series 2010 D2, 5% 10/1/39	3,100,000	3,163,767
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	428,916
Series 2007, 5.375% 8/15/33	2,400,000	2,588,640
Rockdale Independent School District Series 2007, 5.25% 2/15/37	800,000	831,320
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/24	1,000,000	1,102,330
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,605,000	1,651,641
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,515,488
Socorro Independent School District Series 2001, 5.375% 8/15/18	60,000	60,169
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	600,000	615,936
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,045,550
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	1,986,444
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	$ 1,000,000	$ 1,078,120
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	5,040,765
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	2,430,000	2,446,889
Series B, 0% 10/1/13	1,000,000	969,680
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	2,157,597
0% 9/1/16 (Escrowed to Maturity) (e)	15,000	14,016
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	4,487,376
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,232,720
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,300,000	2,428,133
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.5% 8/15/39	1,875,000	1,856,438
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/21	1,300,000	1,478,620
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000,000	1,113,110
Series B, 5.375% 7/15/16	1,000,000	1,003,060
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000,000	1,050,400
Waller Independent School District 5.5% 2/15/33	5,100,000	5,487,396
White Settlement Independent School District:
5.75% 8/15/34	55,000	56,121
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100) (e)	1,095,000	1,158,291
		187,100,840
Utah - 0.3%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,216,470
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	1,615,000	1,715,921
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	1,855,740
		4,788,131
Municipal Bonds - continued
	Principal Amount	Value
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	$ 200,000	$ 200,752
6.125% 12/1/27 (AMBAC Insured)	300,000	303,936
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,022,694
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,013,730
		5,541,112
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	6,000,000	6,435,960
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	600,000	605,574
		7,041,534
Washington - 3.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	503,352
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2002 B, 6% 7/1/17	2,000,000	2,097,400
Series 2012 A:
5% 7/1/20 (c)	5,000,000	5,484,050
5% 7/1/21 (c)	1,000,000	1,096,020
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,095,000	1,183,947
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,111,180
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,026,240
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,115,000	4,311,738
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	7,700,000	8,217,286
Series 2009, 5.25% 1/1/42	1,000,000	1,035,940
Series 2010, 5% 1/1/50	2,200,000	2,192,432
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	7,990,500
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig.: - continued
Series 2006 A, 5% 7/1/24 (FSA Insured)	$ 1,595,000	$ 1,731,500
Series B, 5% 7/1/28	1,000,000	1,051,370
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	3,473,900
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,581,560
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,564,950
Series 2010 A, 5.25% 8/15/20	2,325,000	2,478,543
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	3,738,402
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Pre-Refunded to 10/1/11 @ 100) (e)	1,750,000	1,765,068
Series 2006 D, 5.25% 10/1/33	2,000,000	2,060,180
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	2,200,000	2,286,570
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12 (FSA Insured)	1,200,000	1,255,752
Yakima County Gen. Oblig. Series 2002, 5.25% 12/1/15 (Pre-Refunded to 12/1/12 @ 100) (e)	1,000,000	1,066,230
		68,304,110
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,318,967
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,022,290
		2,341,257
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp. 6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (e)	600,000	630,366
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605,000	615,817
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,150,650
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,000,000	938,190
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.75% 7/1/30	$ 1,000,000	$ 1,005,480
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,153,200
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	932,640
Series B, 6% 2/15/25	1,000,000	1,003,300
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	800,000	799,936
		9,229,579
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,653,066
TOTAL MUNICIPAL BONDS (Cost $1,734,148,730)		1,786,583,691
Municipal Notes - 0.2%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $3,800,000)	3,800,000	3,823,864
TOTAL INVESTMENT PORTFOLIO - 94.0% (Cost $1,737,948,730)		1,790,407,555
NET OTHER ASSETS (LIABILITIES) - 6.0%		114,581,342
NET ASSETS - 100%		$ 1,904,988,897
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,093,488 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District Series 2002, 5.625% 8/15/17 (Pre-Refunded to 8/15/12 @ 100)	8/16/02	$ 1,140,280
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.7%
Health Care	18.9%
Water & Sewer	10.5%
Transportation	8.2%
Special Tax	7.3%
Electric Utilities	6.3%
Others* (Individually Less Than 5%)	16.1%
100.0%
* Includes net other assets
Income Tax Information

At January 31, 2011, the Fund had a capital loss carryforward of approximately $8,299,627 of which $5,233,623 and $3,066,004 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,737,948,730)		$ 1,790,407,555
Cash		124,584,790
Receivable for fund shares sold		485,215
Interest receivable		20,802,879
Receivable from investment adviser for expense reductions		335,872
Other receivables		5,626
Total assets		1,936,621,937

Liabilities
Payable for investments purchased Regular delivery	$ 649,873
Delayed delivery	25,816,091
Payable for fund shares redeemed	1,753,028
Distributions payable	2,519,537
Accrued management fee	576,637
Other affiliated payables	282,610
Other payables and accrued expenses	35,264
Total liabilities		31,633,040

Net Assets		$ 1,904,988,897
Net Assets consist of:
Paid in capital		$ 1,868,343,076
Undistributed net investment income		162,511
Accumulated undistributed net realized gain (loss) on investments		(15,975,515)
Net unrealized appreciation (depreciation) on investments		52,458,825
Net Assets, for 176,000,208 shares outstanding		$ 1,904,988,897
Net Asset Value, offering price and redemption price per share ($1,904,988,897 ÷ 176,000,208 shares)		$ 10.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2011 (Unaudited)

Investment Income
Interest		$ 40,299,022

Expenses
Management fee	$ 3,313,183
Transfer agent fees	644,178
Accounting fees and expenses	167,394
Custodian fees and expenses	10,029
Independent trustees' compensation	3,084
Registration fees	90,290
Audit	21,655
Legal	3,174
Miscellaneous	11,448
Total expenses before reductions	4,264,435
Expense reductions	(2,028,642)	2,235,793
Net investment income (loss)		38,063,229
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(903,739)
Change in net unrealized appreciation (depreciation) on investment securities		69,697,058
Net gain (loss)		68,793,319
Net increase (decrease) in net assets resulting from operations		$ 106,856,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2011 (Unaudited)	Year ended January 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,063,229	$ 80,785,891
Net realized gain (loss)	(903,739)	(5,994,028)
Change in net unrealized appreciation (depreciation)	69,697,058	(59,262,957)
Net increase (decrease) in net assets resulting from operations	106,856,548	15,528,906
Distributions to shareholders from net investment income	(38,030,801)	(80,706,694)
Share transactions Proceeds from sales of shares	328,177,564	940,919,526
Reinvestment of distributions	22,953,664	54,552,053
Cost of shares redeemed	(245,785,095)	(1,025,228,644)
Net increase (decrease) in net assets resulting from share transactions	105,346,133	(29,757,065)
Redemption fees	15,768	34,201
Total increase (decrease) in net assets	174,187,648	(94,900,652)

Net Assets
Beginning of period	1,730,801,249	1,825,701,901
End of period (including undistributed net investment income of $162,511 and undistributed net investment income of $130,083, respectively)	$ 1,904,988,897	$ 1,730,801,249
Other Information Shares
Sold	30,992,806	86,929,765
Issued in reinvestment of distributions	2,153,032	5,018,439
Redeemed	(23,271,448)	(95,510,172)
Net increase (decrease)	9,874,390	(3,561,968)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.76	$ 10.20	$ 10.78	$ 10.72	$ 10.73
Income from Investment Operations
Net investment income (loss) D	.222	.445	.444	.436	.422	.425
Net realized and unrealized gain (loss)	.400	(.340)	.558	(.578)	.076	.021
Total from investment operations	.622	.105	1.002	(.142)	.498	.446
Distributions from net investment income	(.222)	(.445)	(.444)	(.436)	(.424)	(.426)
Distributions from net realized gain	-	-	-	(.003)	(.014)	(.030)
Total distributions	(.222)	(.445)	(.444)	(.439)	(.438)	(.456)
Redemption fees added to paid in capital D	- H	- H	.002	.001	- H	- H
Net asset value, end of period	$ 10.82	$ 10.42	$ 10.76	$ 10.20	$ 10.78	$ 10.72
Total Return B, C	6.02%	.89%	10.02%	(1.25)%	4.76%	4.25%
Ratios to Average Net Assets E, G
Expenses before reductions	.47% A	.47%	.47%	.47%	.48%	.50%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.24%	.25%	.22%	.18%	.17%
Net investment income (loss)	4.22% A	4.09%	4.21%	4.24%	3.96%	3.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,904,989	$ 1,730,801	$ 1,825,702	$ 1,229,829	$ 897,576	$ 530,707
Portfolio turnover rate F	9% A	18%	14%	20%	12%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2011 (Unaudited)

1. Organization.

Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 66,506,036
Gross unrealized depreciation	(13,881,883)
Net unrealized appreciation (depreciation) on securities and other investments	$ 52,624,153

Tax cost	$ 1,737,783,402

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be January 31, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $126,024,281 and $77,205,396, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,800 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,008,308.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $10,029 and $10,305, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SFB-USAN-0911
1.789295.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 21, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 21, 2011